UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund

Semi-Annual Report

March 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Strategic Real Return Fund

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2021
Commodity-Linked Notes and Related Investments*	24.4%
Inflation-Protected Investments	25.5%
Floating Rate High Yield**	25.7%
Real Estate Investments***	23.6%
Cash and Cash Equivalents	0.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund

 ** Includes investment in Fidelity® Floating Rate Central Fund

 *** Includes investment in Fidelity® Real Estate Equity Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	25.5%
AAA	0.1%
BBB	1.0%
BB and Below	24.8%
Not Rated	2.0%
Equities*	45.0%
Short-Term Investments and Net Other Assets	1.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 18.3%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratingsare as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021*,**
Stocks	26.7%
U.S. Government and U.S. Government Agency Obligations	25.5%
Corporate Bonds	2.5%
Asset-Backed Securities	0.3%
Bank Loan Obligations	23.8%
CMOs and Other Mortgage Related Securities	1.3%
Other Investments***	18.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments – 7.1%

 ** U.S. Treasury Inflation-Indexed Securities – 25.5%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 18.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity® Strategic Real Return Fund

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.6%
	Principal Amount	Value
Convertible Bonds - 0.6%
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.6%
Arbor Realty Trust, Inc. 4.75% 11/1/22	$250,000	$260,313
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	110,000	104,687
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	150,000	153,750
MFA Financial, Inc. 6.25% 6/15/24	285,000	282,150
Redwood Trust, Inc.:
4.75% 8/15/23	250,000	249,375
5.625% 7/15/24	140,000	137,778
RWT Holdings, Inc. 5.75% 10/1/25	130,000	129,519
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	372,000	342,008
		1,659,580
Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	319,828	348,353
Household Durables - 0.2%
Adams Homes, Inc. 7.5% 2/15/25 (a)	70,000	73,325
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (a)	75,000	79,875
6.75% 8/1/25 (a)	135,000	139,388
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (a)	15,000	15,009
M/I Homes, Inc. 5.625% 8/1/25	45,000	46,350
		353,947
TOTAL CONSUMER DISCRETIONARY		702,300
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	105,500
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CBL & Associates LP 5.95% 12/15/26 (b)	132,000	75,489
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	82,010
iStar Financial, Inc.:
4.25% 8/1/25	305,000	307,105
4.75% 10/1/24	150,000	156,061
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	110,461
Office Properties Income Trust:
4.15% 2/1/22	63,000	64,396
4.25% 5/15/24	80,000	84,184
Omega Healthcare Investors, Inc. 4.5% 4/1/27	83,000	90,470
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	278,453
4.75% 2/15/28	100,000	98,625
9.75% 6/15/25	400,000	452,800
VICI Properties, Inc. 4.125% 8/15/30 (a)	45,000	45,392
		1,845,446
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	92,475
Washington Prime Group LP 6.45% 8/15/24	330,000	200,259
		292,734
TOTAL REAL ESTATE		2,138,180

TOTAL NONCONVERTIBLE BONDS		2,945,980

TOTAL CORPORATE BONDS
(Cost $4,479,586)		4,605,560

U.S. Treasury Inflation-Protected Obligations - 25.5%
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	$561,644	$565,395
0.25% 2/15/50	820,065	858,561
0.625% 2/15/43	912,476	1,032,636
0.75% 2/15/42	1,098,600	1,271,756
0.75% 2/15/45	1,294,129	1,499,917
0.875% 2/15/47	759,632	916,364
1% 2/15/46	717,587	880,309
1% 2/15/48	647,070	806,450
1% 2/15/49	645,548	809,704
1.375% 2/15/44	1,193,101	1,561,138
1.75% 1/15/28	876,531	1,054,640
2% 1/15/26	1,021,404	1,207,288
2.125% 2/15/40	446,582	641,213
2.125% 2/15/41	629,496	911,669
2.375% 1/15/25	1,458,504	1,708,870
2.375% 1/15/27	835,339	1,023,134
2.5% 1/15/29	787,061	1,007,544
3.375% 4/15/32	315,372	459,680
3.625% 4/15/28	794,094	1,069,624
3.875% 4/15/29	1,047,010	1,470,290
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/22	2,258,760	2,322,847
0.125% 7/15/22	2,199,925	2,287,183
0.125% 1/15/23	2,690,359	2,821,650
0.125% 7/15/24	2,314,567	2,504,518
0.125% 10/15/24	1,927,969	2,085,828
0.125% 4/15/25	1,679,057	1,818,067
0.125% 10/15/25	1,922,523	2,094,965
0.125% 7/15/26	1,933,748	2,114,083
0.125% 1/15/30	2,086,289	2,258,967
0.125% 7/15/30	2,334,332	2,535,515
0.125% 1/15/31	1,790,661	1,929,090
0.25% 1/15/25	2,373,356	2,578,474
0.25% 7/15/29	1,881,639	2,071,769
0.375% 7/15/23	2,630,230	2,816,112
0.375% 7/15/25	2,277,798	2,509,994
0.375% 1/15/27	1,886,394	2,081,523
0.375% 7/15/27	1,978,298	2,195,008
0.5% 4/15/24	1,388,771	1,505,575
0.5% 1/15/28	2,083,824	2,321,925
0.625% 4/15/23	2,248,369	2,392,227
0.625% 1/15/24	2,531,399	2,744,827
0.625% 1/15/26	1,951,860	2,171,066
0.75% 7/15/28	1,874,720	2,138,889
0.875% 1/15/29	1,513,538	1,736,570
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $70,593,794)		74,792,854

Asset-Backed Securities - 0.3%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(c)(d)(e)	$138,767	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	284,049
Series 2002-2 Class M2, 9.163% 3/1/33	356,329	332,025
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	398,310	332,204
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 2.8451% 2/5/36 (a)(c)(e)(f)	410,548	31
TOTAL ASSET-BACKED SECURITIES
(Cost $1,304,696)		948,310

Commercial Mortgage Securities - 1.3%
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (a)(c)	63,000	60,813
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/41 (a)(c)	75,000	74,542
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 3.9775% 7/15/30 (a)(c)(f)	105,000	94,225
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)(e)	150,000	99,500
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)(e)	100,000	23,021
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	54,964
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4607% 6/15/50 (a)(c)	156,000	124,751
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(c)	84,000	81,095
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(c)	100,000	101,159
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.4059% 8/10/44 (a)(c)(e)	63,000	35,177
Class F, 4.5% 8/10/44 (a)(e)	42,000	4,185
Series 2012-GC6 Class E, 5% 1/10/45 (a)(c)	254,000	189,143
Series 2012-GCJ7 Class D, 5.6215% 5/10/45 (a)(c)	160,000	146,879
Series 2012-GCJ9 Class D, 4.7406% 11/10/45 (a)(c)	178,000	173,367
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	198,148
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	97,793
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	42,752
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)(e)	151,000	30,388
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.7892% 2/15/46 (a)(c)	200,000	58,813
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.056% 3/15/38 (a)(c)(f)	300,000	300,187
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(c)	14,767	14,964
Series 2011-C2:
Class D, 5.4548% 6/15/44 (a)(c)	358,000	325,725
Class F, 5.4548% 6/15/44 (a)(c)	343,000	196,867
Class XB, 0.3173% 6/15/44 (a)(c)(d)	10,554,235	67,333
Series 2011-C3:
Class C, 5.2611% 7/15/49 (a)(c)	109,000	106,669
Class G, 5.2611% 7/15/49 (a)(c)(e)	112,000	40,106
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.356% 8/15/34 (a)(c)(f)	168,514	168,833
Natixis Commercial Mortgage Securities Trust Series 2019-1776 Class F, 4.2988% 10/15/36 (a)	247,000	234,315
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	207,868	237,387
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5698% 5/10/45(a)(c)	78,000	61,413
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.7589% 10/15/45 (a)(c)	114,000	111,716
Class F, 4.7589% 10/15/45 (a)(c)	42,000	32,879
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.256% 3/15/45 (a)(c)	220,000	183,368
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(c)	140,000	120,044
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,445,788)		3,892,521
	Shares	Value

Common Stocks - 9.5%
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Archer Daniels Midland Co.	13,130	748,410
Bunge Ltd.	5,280	418,546
Darling Ingredients, Inc. (g)	2,400	176,592
Wilmar International Ltd.	23,120	93,154
		1,436,702
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	88,138	358,013
Cabot Oil & Gas Corp.	4,030	75,683
Chevron Corp.	8,850	927,392
ConocoPhillips Co.	4,150	219,826
Diamondback Energy, Inc.	790	58,057
EQT Corp.	3,480	64,658
Equinor ASA	3,820	74,719
Exxon Mobil Corp.	18,210	1,016,664
Hess Corp.	2,110	149,304
Lukoil PJSC sponsored ADR	2,420	195,681
Magnolia Oil & Gas Corp. Class A (g)	7,490	85,985
NOVATEK OAO GDR (Reg. S)	300	59,250
Occidental Petroleum Corp.	1,790	47,650
Occidental Petroleum Corp. warrants 8/3/27 (g)	170	2,025
Petroleo Brasileiro SA - Petrobras (ON)	45,690	194,331
Pioneer Natural Resources Co.	1,090	173,114
Renewable Energy Group, Inc. (g)	730	48,209
Royal Dutch Shell PLC Class B (United Kingdom)	22,420	412,695
Total SA	18,752	874,214
		5,037,470
FINANCIALS - 0.9%
Capital Markets - 0.0%
Brookfield Asset Management, Inc. (Canada) Class A	3,200	142,341
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	26,500	444,140
Capstead Mortgage Corp.	3,800	23,674
Chimera Investment Corp.	8,600	109,220
Dynex Capital, Inc.	10,800	204,444
Ellington Financial LLC	9,200	147,292
Ellington Residential Mortgage REIT	5,200	64,012
Great Ajax Corp.	21,111	230,110
MFA Financial, Inc.	109,866	447,155
New Residential Investment Corp.	70,800	796,500
Redwood Trust, Inc.	6,700	69,747
		2,536,294

TOTAL FINANCIALS		2,678,635

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Willscot Mobile Mini Holdings (g)	3,100	86,025
MATERIALS - 3.9%
Chemicals - 0.8%
CF Industries Holdings, Inc.	5,950	270,011
Corteva, Inc.	12,000	559,440
FMC Corp.	4,300	475,623
Icl Group Ltd.	11,680	68,373
Nutrien Ltd.	17,160	924,431
Sociedad Quimica y Minera de Chile SA rights 4/24/21 (g)	279	1,084
The Mosaic Co.	6,640	209,890
		2,508,852
Construction Materials - 0.1%
Summit Materials, Inc. (g)	6,460	181,009
Metals & Mining - 2.5%
Agnico Eagle Mines Ltd. (Canada)	1,370	79,200
Anglo American Platinum Ltd.	300	43,743
Anglo American PLC (United Kingdom)	8,448	331,049
AngloGold Ashanti Ltd.	1,270	27,644
Antofagasta PLC	3,910	91,097
ArcelorMittal SA (Netherlands) (g)	6,120	176,768
Barrick Gold Corp. (Canada)	11,450	227,141
BHP Billiton Ltd.	17,219	597,317
BHP Group PLC	13,885	399,777
Commercial Metals Co.	6,530	201,385
ERO Copper Corp. (g)	9,140	157,315
First Quantum Minerals Ltd.	26,580	506,558
Fortescue Metals Group Ltd.	19,401	294,573
Franco-Nevada Corp.	1,470	184,221
Freeport-McMoRan, Inc.	8,980	295,711
Grupo Mexico SA de CV Series B	13,610	71,554
Impala Platinum Holdings Ltd.	6,940	128,123
Ivanhoe Mines Ltd. (g)	21,010	108,168
JFE Holdings, Inc. (g)	2,410	29,735
Kaiser Aluminum Corp.	360	39,780
Kirkland Lake Gold Ltd.	1,020	34,446
Lundin Mining Corp.	63,910	657,561
MMC Norilsk Nickel PJSC	800	251,084
Newcrest Mining Ltd.	3,880	71,967
Newmont Corp.	5,790	348,963
Nickel Mines Ltd.	121,088	112,666
Nucor Corp.	1,380	110,773
POSCO	350	99,545
Rio Tinto PLC	10,808	824,523
Steel Dynamics, Inc.	4,320	219,283
Teck Resources Ltd. Class B (sub. vtg.)	2,450	46,926
Vale SA	24,490	426,263
Wheaton Precious Metals Corp.	3,960	151,253
		7,346,112
Paper & Forest Products - 0.5%
Mondi PLC	11,510	293,552
Nine Dragons Paper (Holdings) Ltd.	41,710	61,057
Oji Holdings Corp.	5,950	38,580
Stora Enso Oyj (R Shares)	19,080	355,876
Suzano Papel e Celulose SA (g)	19,570	238,338
Svenska Cellulosa AB SCA (B Shares)	6,420	113,610
UPM-Kymmene Corp.	4,830	173,493
West Fraser Timber Co. Ltd.	1,290	92,806
		1,367,312

TOTAL MATERIALS		11,403,285

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust (SBI)	20,444	387,823
American Homes 4 Rent Class A	4,600	153,364
American Tower Corp.	4,400	1,051,864
Apartment Income (REIT) Corp.	11,809	504,953
Apartment Investment & Management Co. Class A	11,509	70,665
AvalonBay Communities, Inc.	300	55,353
Colony Capital, Inc.	26,323	170,573
Crown Castle International Corp.	1,800	309,834
Digital Realty Trust, Inc.	1,200	169,008
Easterly Government Properties, Inc.	3,700	76,701
Equinix, Inc.	400	271,836
Equity Lifestyle Properties, Inc.	13,800	878,232
Equity Residential (SBI)	300	21,489
Healthcare Trust of America, Inc.	5,490	151,414
iStar Financial, Inc.	24,431	434,383
Lamar Advertising Co. Class A	1,500	140,880
Lexington Corporate Properties Trust	35,600	395,516
Mid-America Apartment Communities, Inc.	5,694	821,986
Monmouth Real Estate Investment Corp. Class A	10,400	183,976
NexPoint Residential Trust, Inc.	1,000	46,090
Retail Value, Inc.	2,255	42,191
Sabra Health Care REIT, Inc.	9,800	170,128
SITE Centers Corp.	12,600	170,856
Terreno Realty Corp.	1,100	63,547
Ventas, Inc.	5,018	267,660
Weyerhaeuser Co.	4,900	174,440
		7,184,762
TOTAL COMMON STOCKS
(Cost $22,974,917)		27,826,879

Preferred Stocks - 4.0%
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%	16,367	407,538
Ready Capital Corp. 7.00%	6,400	169,344
		576,882
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	59,319
RLJ Lodging Trust Series A, 1.95%	400	11,136
Wheeler REIT, Inc. 8.75% (g)	7,887	142,023
		212,478
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (c)(f)	2,000	52,660
TOTAL REAL ESTATE		265,138

TOTAL CONVERTIBLE PREFERRED STOCKS		842,020

Nonconvertible Preferred Stocks - 3.7%
FINANCIALS - 2.5%
Mortgage Real Estate Investment Trusts - 2.5%
Acres Commercial Realty Corp. 8.625% (c)	300	7,494
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	384,113
8.25%	500	12,344
Series C 8.00% (c)	4,600	103,408
AGNC Investment Corp.:
6.125% (c)	7,000	165,900
Series C, 7.00% (c)	10,200	259,896
Series E 6.50% (c)	10,400	256,048
Annaly Capital Management, Inc.:
6.75% (c)	5,600	142,296
Series F, 6.95% (c)	14,800	370,000
Series G, 6.50% (c)	11,800	292,640
Arbor Realty Trust, Inc. Series A, 8.25%	3,789	97,711
Armour Residential REIT, Inc. Series C 7.00%	1,000	24,570
Capstead Mortgage Corp. Series E, 7.50%	3,000	75,510
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	102,760
Chimera Investment Corp.:
8.00% (c)	5,000	121,100
Series B, 8.00% (c)	23,587	576,466
Series C, 7.75% (c)	8,700	207,843
Dynex Capital, Inc. Series C 6.90% (c)	9,600	242,256
Ellington Financial LLC 6.75% (c)	2,000	51,600
Invesco Mortgage Capital, Inc.:
7.50% (c)	13,200	317,724
Series A, 7.75%	6,507	157,925
Series B, 7.75% (c)	13,500	331,290
MFA Financial, Inc.:
6.50% (c)	9,300	211,017
Series B, 7.50%	18,486	454,756
New Residential Investment Corp.:
7.125% (c)	6,200	153,512
Series A 7.50% (c)	17,700	448,518
Series C 6.375% (c)	8,300	186,833
New York Mortgage Trust, Inc.:
Series C, 7.875%	3,200	78,688
Series D, 8.00% (c)	6,500	161,142
PennyMac Mortgage Investment Trust:
8.125% (c)	5,700	147,921
Series B, 8.00% (c)	9,300	242,637
Two Harbors Investment Corp.:
Series A, 8.125% (c)	11,900	314,517
Series B, 7.625% (c)	11,800	303,614
Series C, 7.25% (c)	10,500	260,820
		7,264,869
MATERIALS - 0.0%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (g)	1,700	90,871
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Finance Trust, Inc. 7.50%	5,300	138,860
Ashford Hospitality Trust, Inc.:
Series G, 7.375%	300	7,035
Series H, 7.50%	2,500	59,000
Series I, 7.50%	2,500	60,000
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	59,515
Series C, 6.50%	4,900	111,867
City Office REIT, Inc. Series A, 6.625%	2,079	54,241
Colony Capital, Inc.:
Series G, 7.50%	3,600	91,332
Series H, 7.125%	7,700	192,498
Series I, 7.15%	15,500	392,615
Series J, 7.15%	18,200	457,184
Farmland Partners, Inc. Series B, 6.00%	6,000	155,268
Gladstone Commercial Corp. 6.625%	2,400	62,464
Global Medical REIT, Inc. Series A, 7.50%	2,100	55,713
Global Net Lease, Inc.:
Series A, 7.25%	7,400	197,395
Series B 6.875%	2,200	56,210
Healthcare Trust, Inc. Series A 7.375%	2,000	50,000
iStar Financial, Inc.:
Series D, 8.00%	8,000	204,560
Series G, 7.65%	10,200	259,335
Series I, 7.50%	7,600	196,688
Pebblebrook Hotel Trust:
6.30%	973	23,595
Series C, 6.50%	7,058	176,944
Pennsylvania (REIT):
Series B, 7.375%	4,082	35,054
Series D, 6.875%	2,500	22,075
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	67,125
Saul Centers, Inc. Series D, 6.125%	1,300	33,397
Sotherly Hotels, Inc. Series C, 7.875%	1,700	30,957
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	73,770
UMH Properties, Inc. Series D, 6.375%	1,800	45,090
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	113,310
Series K 5.875%	2,000	49,530
VEREIT, Inc. Series F, 6.70%	2,908	73,311
		3,605,938

TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,961,678

TOTAL PREFERRED STOCKS
(Cost $11,256,546)		11,803,698
	Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 12/22/24 (c)(f)(h)	48,375	47,629
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (c)(f)(h)	62,626	60,036
		107,665
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (c)(f)(h)	63,466	63,006
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8541% 6/28/23 (c)(f)(h)	117,293	117,000
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (c)(f)(h)	43,289	42,012
TOTAL BANK LOAN OBLIGATIONS
(Cost $334,721)		329,683
	Shares	Value

Equity Funds - 31.1%
Fidelity Commodity Strategy Central Fund (i)	10,684,050	53,527,090
Fidelity Real Estate Equity Central Fund (i)	300,026	37,599,318
TOTAL EQUITY FUNDS
(Cost $133,356,780)		91,126,408

Fixed-Income Funds - 25.7%
Fidelity Floating Rate Central Fund (i)
(Cost $77,167,924)	752,470	75,224,429
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(a)(e)	500,000	10,000
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (j)
(Cost $2,777,272)	2,776,717	2,777,272
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $329,286,392)		293,337,614
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(379,199)
NET ASSETS - 100%		$292,958,415

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,801,057 or 1.6% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,628
Fidelity Commodity Strategy Central Fund	19,627
Fidelity Floating Rate Central Fund	1,410,630
Fidelity Real Estate Equity Central Fund	368,040
Fidelity Securities Lending Cash Central Fund	77
Total	$1,800,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$44,802,410	$6,049,469	$4,244,365	$(7,646,511)	$14,566,087	$53,527,090	7.6%
Fidelity Floating Rate Central Fund	63,743,379	13,160,309	4,004,353	(140,376)	2,465,470	75,224,429	3.9%
Fidelity Real Estate Equity Central Fund	28,071,924	5,851,439	1,006,319	54,361	4,627,913	37,599,318	2.7%
Total	$136,617,713	$25,061,217	$9,255,037	$(7,732,526)	$21,659,470	$166,350,837

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$1,436,702	$1,436,702	$--	$--
Energy	5,037,470	3,392,548	1,644,922	--
Financials	10,520,386	9,943,504	576,882	--
Industrials	86,025	86,025	--	--
Materials	11,494,156	9,097,828	2,396,328	--
Real Estate	11,055,838	10,790,700	265,138	--
Corporate Bonds	4,605,560	--	4,605,560	--
U.S. Government and Government Agency Obligations	74,792,854	--	74,792,854	--
Asset-Backed Securities	948,310	--	948,278	32
Commercial Mortgage Securities	3,892,521	--	3,660,144	232,377
Bank Loan Obligations	329,683	--	329,683	--
Equity Funds	91,126,408	91,126,408	--	--
Fixed-Income Funds	75,224,429	75,224,429	--	--
Preferred Securities	10,000	--	--	10,000
Money Market Funds	2,777,272	2,777,272	--	--
Total Investments in Securities:	$293,337,614	$203,875,416	$89,219,789	$242,409

See accompanying notes which are an integral part of the financial statements.

Fidelity® Strategic Real Return Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $115,984,416)	$124,209,505
Fidelity Central Funds (cost $213,301,976)	169,128,109
Total Investment in Securities (cost $329,286,392)		$293,337,614
Cash		54,813
Foreign currency held at value (cost $15,630)		15,992
Receivable for investments sold		9,586
Receivable for fund shares sold		5,454,772
Dividends receivable		151,030
Interest receivable		228,843
Distributions receivable from Fidelity Central Funds		414
Prepaid expenses		130
Receivable from investment adviser for expense reductions		25,034
Other receivables		496
Total assets		299,278,724
Liabilities
Payable for investments purchased	$5,828,576
Payable for fund shares redeemed	234,171
Accrued management fee	128,478
Distribution and service plan fees payable	11,444
Other affiliated payables	46,472
Other payables and accrued expenses	71,168
Total liabilities		6,320,309
Net Assets		$292,958,415
Net Assets consist of:
Paid in capital		$523,598,785
Total accumulated earnings (loss)		(230,640,370)
Net Assets		$292,958,415
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($27,914,348 ÷ 3,188,728 shares)(a)		$8.75
Maximum offering price per share (100/96.00 of $8.75)		$9.11
Class M:
Net Asset Value and redemption price per share ($6,022,913 ÷ 687,331 shares)(a)		$8.76
Maximum offering price per share (100/96.00 of $8.76)		$9.13
Class C:
Net Asset Value and offering price per share ($5,209,095 ÷ 603,577 shares)(a)		$8.63
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($186,739,557 ÷ 21,229,994 shares)		$8.80
Class K6:
Net Asset Value, offering price and redemption price per share ($13,715,081 ÷ 1,557,102 shares)		$8.81
Class I:
Net Asset Value, offering price and redemption price per share ($27,985,991 ÷ 3,189,798 shares)		$8.77
Class Z:
Net Asset Value, offering price and redemption price per share ($25,371,430 ÷ 2,890,739 shares)		$8.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$439,466
Interest		933,059
Income from Fidelity Central Funds (including $77 from security lending)		1,800,002
Total income		3,172,527
Expenses
Management fee	$697,200
Transfer agent fees	205,838
Distribution and service plan fees	68,360
Accounting fees	62,536
Custodian fees and expenses	27,374
Independent trustees' fees and expenses	380
Registration fees	33,004
Audit	56,833
Legal	1,161
Miscellaneous	1,277
Total expenses before reductions	1,153,963
Expense reductions	(146,619)
Total expenses after reductions		1,007,344
Net investment income (loss)		2,165,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	690,184
Fidelity Central Funds	(7,732,636)
Foreign currency transactions	(2,215)
Total net realized gain (loss)		(7,044,667)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,444,073
Fidelity Central Funds	21,659,470
Assets and liabilities in foreign currencies	870
Total change in net unrealized appreciation (depreciation)		29,104,413
Net gain (loss)		22,059,746
Net increase (decrease) in net assets resulting from operations		$24,224,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,165,183	$10,393,841
Net realized gain (loss)	(7,044,667)	(80,147,944)
Change in net unrealized appreciation (depreciation)	29,104,413	56,335,749
Net increase (decrease) in net assets resulting from operations	24,224,929	(13,418,354)
Distributions to shareholders	(3,852,575)	(9,385,419)
Share transactions - net increase (decrease)	33,929,202	(107,471,905)
Total increase (decrease) in net assets	54,301,556	(130,275,678)
Net Assets
Beginning of period	238,656,859	368,932,537
End of period	$292,958,415	$238,656,859

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.07	$8.39	$8.88	$8.80	$8.81	$8.55
Income from Investment Operations
Net investment income (loss)A	.063	.257	.216	.266	.170	.141
Net realized and unrealized gain (loss)	.740	(.365)	.012	.008B	.022	.266
Total from investment operations	.803	(.108)	.228	.274	.192	.407
Distributions from net investment income	(.123)	(.212)	(.293)	(.183)	(.190)C	(.137)
Distributions from net realized gain	–	–	(.425)	(.011)	(.012)C	(.010)
Total distributions	(.123)	(.212)	(.718)	(.194)	(.202)	(.147)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$8.75	$8.07	$8.39	$8.88	$8.80	$8.81
Total ReturnE,F,G	10.05%	(1.28)%	2.86%	3.15%B	2.23%	4.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.12%	1.10%	1.07%	1.08%	1.07%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.09%	1.07%	1.08%	1.07%
Expenses net of all reductions	1.00%J	1.00%	1.09%	1.07%	1.07%	1.07%
Net investment income (loss)	1.50%J	3.22%	2.60%	3.01%	1.94%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$27,914	$25,212	$29,652	$29,288	$33,949	$55,678
Portfolio turnover rateK	17%J	47%	19%	23%	24%	15%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.99%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.07	$8.39	$8.89	$8.81	$8.82	$8.56
Income from Investment Operations
Net investment income (loss)A	.063	.257	.215	.264	.168	.138
Net realized and unrealized gain (loss)	.750	(.365)	.002	.008B	.025	.267
Total from investment operations	.813	(.108)	.217	.272	.193	.405
Distributions from net investment income	(.123)	(.212)	(.292)	(.181)	(.191)C	(.135)
Distributions from net realized gain	–	–	(.425)	(.011)	(.012)C	(.010)
Total distributions	(.123)	(.212)	(.717)	(.192)	(.203)	(.145)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$8.76	$8.07	$8.39	$8.89	$8.81	$8.82
Total ReturnE,F,G	10.17%	(1.28)%	2.73%	3.12%B	2.23%	4.79%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.15%J	1.14%	1.12%	1.11%	1.11%	1.10%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.00%J	1.00%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	1.50%J	3.22%	2.59%	2.98%	1.91%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$6,023	$6,141	$7,903	$8,391	$9,723	$12,032
Portfolio turnover rateK	17%J	47%	19%	23%	24%	15%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.96%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$7.95	$8.26	$8.77	$8.70	$8.71	$8.46
Income from Investment Operations
Net investment income (loss)A	.031	.195	.151	.197	.102	.074
Net realized and unrealized gain (loss)	.740	(.358)	.004	.011B	.023	.257
Total from investment operations	.771	(.163)	.155	.208	.125	.331
Distributions from net investment income	(.091)	(.147)	(.240)	(.127)	(.123)C	(.073)
Distributions from net realized gain	–	–	(.425)	(.011)	(.012)C	(.008)
Total distributions	(.091)	(.147)	(.665)	(.138)	(.135)	(.081)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$8.63	$7.95	$8.26	$8.77	$8.70	$8.71
Total ReturnE,F,G	9.77%	(2.00)%	1.99%	2.41%B	1.46%	3.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.91%J	1.89%	1.86%	1.83%	1.84%	1.84%
Expenses net of fee waivers, if any	1.75%J	1.75%	1.85%	1.83%	1.84%	1.84%
Expenses net of all reductions	1.75%J	1.75%	1.85%	1.83%	1.84%	1.84%
Net investment income (loss)	.75%J	2.47%	1.83%	2.25%	1.17%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$5,209	$5,694	$8,555	$18,962	$24,718	$30,211
Portfolio turnover rateK	17%J	47%	19%	23%	24%	15%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.25%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.10	$8.43	$8.92	$8.84	$8.85	$8.59
Income from Investment Operations
Net investment income (loss)A	.074	.278	.239	.291	.194	.164
Net realized and unrealized gain (loss)	.760	(.376)	.009	.008B	.024	.267
Total from investment operations	.834	(.098)	.248	.299	.218	.431
Distributions from net investment income	(.134)	(.232)	(.313)	(.208)	(.216)C	(.161)
Distributions from net realized gain	–	–	(.425)	(.011)	(.012)C	(.010)
Total distributions	(.134)	(.232)	(.738)	(.219)	(.228)	(.171)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$8.80	$8.10	$8.43	$8.92	$8.84	$8.85
Total ReturnE,F	10.41%	(1.14)%	3.10%	3.43%B	2.52%	5.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.87%	.83%	.81%	.81%	.81%
Expenses net of fee waivers, if any	.75%I	.75%	.83%	.81%	.81%	.81%
Expenses net of all reductions	.75%I	.75%	.83%	.81%	.81%	.80%
Net investment income (loss)	1.75%I	3.47%	2.86%	3.27%	2.21%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$186,740	$158,896	$197,152	$262,063	$476,944	$511,294
Portfolio turnover rateJ	17%I	47%	19%	23%	24%	15%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.27%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class K6

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.11	$8.34
Income from Investment Operations
Net investment income (loss)B	.082	.281
Net realized and unrealized gain (loss)	.753	(.352)
Total from investment operations	.835	(.071)
Distributions from net investment income	(.135)	(.159)
Distributions from net realized gain	–	–
Total distributions	(.135)	(.159)
Net asset value, end of period	$8.81	$8.11
Total ReturnC,D	10.41%	(.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.71%G
Expenses net of fee waivers, if any	.56%G	.56%G
Expenses net of all reductions	.56%G	.56%G
Net investment income (loss)	1.94%G	3.66%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,715	$6,331
Portfolio turnover rateH	17%G	47%

 A For the period October 8, 2019 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.08	$8.40	$8.90	$8.82	$8.83	$8.57
Income from Investment Operations
Net investment income (loss)A	.074	.280	.240	.291	.194	.164
Net realized and unrealized gain (loss)	.750	(.369)	–B	.008C	.027	.268
Total from investment operations	.824	(.089)	.240	.299	.221	.432
Distributions from net investment income	(.134)	(.231)	(.315)	(.208)	(.219)D	(.162)
Distributions from net realized gain	–	–	(.425)	(.011)	(.012)D	(.010)
Total distributions	(.134)	(.231)	(.740)	(.219)	(.231)	(.172)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$8.77	$8.08	$8.40	$8.90	$8.82	$8.83
Total ReturnE,F	10.31%	(1.04)%	3.01%	3.44%C	2.56%	5.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.81%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.75%I	.75%	.81%	.79%	.80%	.79%
Expenses net of all reductions	.75%I	.75%	.81%	.79%	.80%	.79%
Net investment income (loss)	1.75%I	3.47%	2.88%	3.29%	2.22%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$27,986	$26,872	$116,302	$158,776	$190,292	$177,867
Portfolio turnover rateJ	17%I	47%	19%	23%	24%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.28%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.08	$8.40	$8.93
Income from Investment Operations
Net investment income (loss)B	.078	.282	.244
Net realized and unrealized gain (loss)	.757	(.365)	(.026)
Total from investment operations	.835	(.083)	.218
Distributions from net investment income	(.135)	(.237)	(.323)
Distributions from net realized gain	–	–	(.425)
Total distributions	(.135)	(.237)	(.748)
Net asset value, end of period	$8.78	$8.08	$8.40
Total ReturnC,D	10.45%	(.96)%	2.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.74%	.71%G
Expenses net of fee waivers, if any	.66%G	.66%	.71%G
Expenses net of all reductions	.66%G	.66%	.71%G
Net investment income (loss)	1.84%G	3.56%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,371	$9,511	$9,369
Portfolio turnover rateH	17%G	47%	19%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Delayed Delivery & When Issued Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,730,764
Gross unrealized depreciation	(55,597,821)
Net unrealized appreciation (depreciation)	$(40,867,057)
Tax cost	$334,204,671

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,030,927)
Long-term	(179,894,445)
Total capital loss carryforward	$(182,925,372)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	32,936,125	15,095,194

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Real Estate Equity Central Fund. The Fund delivered investments and cash valued at $25,037,507 in exchange for 207,127 shares of the Central Fund. The Fund had a net realized gain of $1,614,173 on investments delivered in-kind is included in the accompanying Statement of Changes in Net Assets. The Fund recognized net gains for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,010	$184
Class M	-%	.25%	7,585	78
Class C	.75%	.25%	27,765	2,518
			$68,360	$2,780

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,003
Class C(a)	66
$1,069

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K6 and Class Z. FIIOC receives an asset-based fee of Class K6's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$24,366.18
Class M	6,095.20
Class C	5,776.21
Strategic Real Return	146,979.18
Class K6	456.01
Class I	18,856.14
Class Z	3,310.05
	$205,838

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Real Return Fund	$132

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	236,427	28,529

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Strategic Real Return Fund	$378

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Strategic Real Return Fund	$8	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$16,675
Class M	1.00%	4,318
Class C	1.75%	4,193
Strategic Real Return	.75%	98,048
Class K6	.56%	6,491
Class I	.75%	11,328
Class Z	.66%	5,319
		$146,372

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $247.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2021	Year ended September 30, 2020(a)
Distributions to shareholders
Class A	$380,056	$726,587
Class M	89,951	192,127
Class C	62,497	142,796
Strategic Real Return	2,638,002	5,231,823
Class K6	112,410	58,839
Class I	410,875	2,806,105
Class Z	158,784	227,142
Total	$3,852,575	$9,385,419

 (a) Distributions for Class K6 are for the period October 8, 2019 (commencement of sale of shares) to September 30, 2020.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2021	Year ended September 30, 2020(a)	Six months ended March 31, 2021	Year ended September 30, 2020(a)
Class A
Shares sold	290,941	381,490	$2,487,768	$3,017,347
Reinvestment of distributions	44,000	86,507	362,781	702,301
Shares redeemed	(272,188)	(877,672)	(2,285,826)	(6,965,106)
Net increase (decrease)	62,753	(409,675)	$564,723	$(3,245,458)
Class M
Shares sold	9,032	35,603	$76,138	$288,303
Reinvestment of distributions	10,646	23,256	87,842	188,892
Shares redeemed	(93,070)	(239,520)	(780,257)	(1,899,941)
Net increase (decrease)	(73,392)	(180,661)	$(616,277)	$(1,422,746)
Class C
Shares sold	103,635	41,023	$869,592	$323,473
Reinvestment of distributions	7,635	16,596	62,209	135,034
Shares redeemed	(223,765)	(376,724)	(1,879,755)	(2,936,060)
Net increase (decrease)	(112,495)	(319,105)	$(947,954)	$(2,477,553)
Strategic Real Return
Shares sold	4,453,816	3,006,011	$38,572,941	$24,296,303
Reinvestment of distributions	305,206	614,432	2,526,143	4,999,271
Shares redeemed	(3,135,927)	(7,411,452)	(26,793,615)	(57,910,341)
Net increase (decrease)	1,623,095	(3,791,009)	$14,305,469	$(28,614,767)
Class K6
Shares sold	978,350	1,201,638	$8,460,515	$9,344,080
Reinvestment of distributions	13,549	7,792	112,410	58,839
Shares redeemed	(215,532)	(428,695)	(1,860,460)	(3,353,687)
Net increase (decrease)	776,367	780,735	$6,712,465	$6,049,232
Class I
Shares sold	1,049,390	1,294,448	$8,936,166	$10,561,147
Reinvestment of distributions	49,333	342,319	406,714	2,796,917
Shares redeemed	(1,233,101)	(12,150,086)	(10,405,492)	(90,432,388)
Net increase (decrease)	(134,378)	(10,513,319)	$(1,062,612)	$(77,074,324)
Class Z
Shares sold	1,720,490	1,104,314	$15,028,772	$7,908,261
Reinvestment of distributions	18,919	25,484	156,225	205,064
Shares redeemed	(25,113)	(1,068,370)	(211,609)	(8,799,614)
Net increase (decrease)	1,714,296	61,428	$14,973,388	$(686,289)

 (a) Share transactions for Class K6 are for the period October 8, 2019 (commencement of sale of shares) to September 30, 2020

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Strategic Real Return Fund
Class A	1.00%
Actual		$1,000.00	$1,100.50	$5.24
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.00%
Actual		$1,000.00	$1,101.70	$5.24
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class C	1.75%
Actual		$1,000.00	$1,097.70	$9.15
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Strategic Real Return	.75%
Actual		$1,000.00	$1,104.10	$3.93
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K6	.56%
Actual		$1,000.00	$1,104.10	$2.94
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class I	.75%
Actual		$1,000.00	$1,103.10	$3.93
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.66%
Actual		$1,000.00	$1,104.50	$3.46
Hypothetical-C		$1,000.00	$1,021.64	$3.33

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

RRS-SANN-0521
1.814963.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2021